Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (21,076)	$ (2,941)	¥ 33,530
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,808	2,625	13,186
Loss (gain) from equity method investments	(2,571)	(359)	(270)
Investment income	(204)	(28)
Share based compensation expense	5,184	724	4
Changes in operating assets and liabilities:
Non-cash lease expense	1,332	186	1,210
Accounts receivable	10,702	1,494	(17,141)
Advance to suppliers	(6,027)	(841)	2,152
Inventories	(4,008)	(560)	763
Amount due from related parties	558	78	(166)
Other current assets	(972)	(136)	(21)
Accounts payable	20,747	2,896	(3,200)
Contract liabilities	(5,742)	(802)	(11,557)
Accrued expenses and other payables	(712)	(99)	2,023
Tax payables	(27)	(4)	890
Lease liabilities	(1,768)	(247)	(1,407)
Amount due to related parties	(7)	(1)	(4)
Net cash provided by operating activities	14,217	1,985	19,992
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(6,813)	(951)
Purchase of intangible assets	(23,636)	(3,299)	(26,212)
Payments for short-term investments	(22,500)	(3,141)	(30,780)
Payments for long-term investments	(3,000)	(419)	(3,000)
Net cash used in investing activities	(55,949)	(7,810)	(59,992)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred IPO expense			(3,024)
Capital contribution from non-controlling interests in subsidiaries	490	68
Proceeds from the initial public offering	3,041	424
Net cash used in financing activities	3,531	492	(3,024)
Effect of exchange rate changes	770	107
Net decrease in cash and cash equivalents	(37,431)	(5,226)	(43,024)
Cash and cash equivalents at beginning of year	92,586	12,925	75,132
Cash and cash equivalents at end of year	55,155	7,699	32,108
Supplemental disclosures of cash flows information:
Cash paid for interest expense
Cash paid for income taxes
Supplemental disclosure of noncash information:
Liabilities assumed in connection with purchase of intangible assets
Liabilities assumed in connection with unpaid professional service fee
Operating lease right of use assets obtained exchange for operating lease liabilities